Significant Accounting Policies (Details 3) (USD $)	0 Months Ended	12 Months Ended			120 Months Ended	12 Months Ended		3 Months Ended	31 Months Ended	9 Months Ended	0 Months Ended
	Sep. 02, 2012 item	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Apr. 19, 2012 CRIC	Apr. 19, 2012 CRIC	Dec. 31, 2012 E-House	Apr. 20, 2012 E-House CRIC
Equity investments
Period of time within which results of equity method earnings are recognized in arrears								3 months	3 months	3 months
E-house's percentage of ownership in CRIC after the completion of the merger											100.00%
Equity investments
Minimum period to hold marketable equity securities		1 year
Taxation
Number of other cities and provinces in China to which the Pilot Program was expanded	8
Business tax rate (as a percent)		5.50%				3.00%	5.00%
VAT rate (as a percent)		6.00%
VAT rate prior to the implementation of the Pilot Program (as a percent)		0.00%
Convertible Debt
Period of amortization of debt discount		4 years
Criteria to be classified as current liability, maximum maturity period					1 year
Costs of revenues:
Business tax rate (as a percent)		5.50%				3.00%	5.00%
Cultural business construction fees (as a percent)		3.00%
VAT rate (as a percent)		6.60%
Taxes assessed by governmental authority		$ 39,500,000	$ 32,500,000	$ 27,200,000
Percentage of cost of non-advertising revenues for mobile related revenues		3.30%
Percentage of cost of non-advertising revenues to non-advertising revenue		5.50%
Advertising expense
Advertising expenses		72,400,000	87,200,000	45,000,000
Operating leases
Maximum initial lease term of office space		4 years
Foreign currency
Foreign currency translation adjustments recorded in other comprehensive (loss)/income		(2,293,000)	22,227,000	10,645,000
Net foreign currency transaction gain (loss)		$ (30,000)	$ 2,300,000	$ 1,300,000
Net income (loss) per share
Coupon rate (as a percent)					0.00%